Merger (Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed) (Details) - USD ($)	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net assets acquired:
Bank owned life insurance and annuities		$ 15,938,000	$ 14,972,000	$ 14,631,000
Goodwill		$ 9,139,000	$ 5,448,000
Liverpool Community Bank [Member]
Business Acquisition [Line Items]
Total purchase price	$ 12,862,000
Net assets acquired:
Cash and cash equivalents	8,923,000
Investments in time deposits with banks	3,675,000
Loans	31,331,000
Premises and equipment	125,000
Accrued interest receivable	123,000
Core deposit and other intangibles	289,000
Bank owned life insurance and annuities	632,000
FHLB Stock	124,000
Other assets	267,000
Deposits	(36,052,000)
Accrued interest payable	(17,000)
Other liabilities	(249,000)
Total net assets acquired	9,171,000
Goodwill	$ 3,691,000